UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment |X|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |X| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Perry Corp.
Address: 599 Lexington Avenue
         New York, New York 10022


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Randall Borkenstein
Title:    Controller
Phone:    (212) 583-4000
Signature, Place, and Date of Signing:

/s/ Randall Borkenstein               New York                  October 12, 2000
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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

--------------------------------------------------------------------------------
        None
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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   4

Form 13F Information Table Value Total:   112,878

List of Other Included Managers:

 No.  13F File Number     Name

None.

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

ALZA CORP                      COM              022615108    4,359  125,900     SH     SOLE                 X
MEDIAONE GROUP                 COM              58440J104   22,452  292,300     SH     SOLE                 X
MEDIAONE GROUP                 COM              58440J904   66,000  875,000     CALL   SOLE                 X
WARNER LAMBERT                 COM              115885105   20,066  244,900     SH     SOLE                 X
                                                    Total  112,878